GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS (Income Statements) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Revenue
Management and leasing fees										$ 15,795	$ 12,570		$ 8,913
Management and leasing fees—related party										24,509	14,546		12,417
Commissions										5,023	5,777		6,359
Commissions—related party										7,932	24,183		5,375
Sale of real estate										2,271	417		3,937
Sale of real estate—related party													9,535
Rental and other income										8,526	5,140		4,000
Total revenue		22,876	15,240	14,110	11,830	32,620	12,776	8,510	8,727	64,056	62,633		50,536
Operating expenses
Commission and marketing expenses										4,550	3,965		3,186
Compensation and related expenses										55,834	41,129		38,155
Merger-related compensation and related expenses													2,225
Cost of real estate sold										2,230	397		2,714
Cost of real estate sold—related party													8,812
General and administrative										19,448	14,455		11,314
Rental operating expense										4,496	3,308		1,913
Depreciation and amortization										4,937	2,798		1,618
Total operating expenses		36,694	20,940	18,420	15,441	24,820	15,569	13,138	12,525	91,495	66,052		69,937
Equity in joint venture income										21,527	12,507		10,548
Interest income from loan pool participations and notes receivable		2,130	3,712	2,876	538	2,051	1,048	2,241	2,546	9,256	7,886		11,855
Income (loss) from consolidated subsidiaries
Operating income		(2,633)	(140)	3,674	2,443	15,197	(2,391)	164	4,004	3,344	16,974		3,002
Non-operating income (expense)
Interest income										133	285		192
Interest income—related party										2,805	2,021		662
Acquisition related gains	22,800									25,476	6,348		2,108
Gain on sale of marketable securities										4,353
Acquisition-related expenses										(675)
Gain on early extinguishment of mortgage debt													16,670
Loss on early extinguishment of corporate debt													(4,788)
Interest expense										(28,595)	(20,507)		(7,634)
Income from continuing operations before benefit from (provision for) income taxes		15,409	(6,642)	(2,135)	209	9,635	(7,873)	649	2,710	6,841	5,121		10,212
Benefit from (provision for) income taxes		(4,913)	2,500	1,138	1,483	(148)	2,997	(172)	(663)	208	2,014		(3,727)
Income from continuing operations		10,496	(4,142)	(997)	1,692					7,049	7,135		6,485
Discontinued Operations
Income from discontinued operations, net of income taxes					2					2	8
(Loss) gain from sale of real estate, net of income taxes					(212)					(212)	335
Net income		10,496	(4,142)	(997)	1,482	9,487	(4,876)	477	2,047	6,839	7,478		6,485
Net income attributable to the noncontrolling interests		401	(64)	(128)	(2,798)	163	42	(299)	(1,038)	(2,589)	(1,132)		(2,979)
Net income attributable to Kennedy-Wilson Holdings, Inc.		10,897	(4,206)	(1,125)	(1,316)	9,650	(4,834)	178	1,009	4,250	6,346		3,506
Preferred stock dividends and accretion of issuance costs		(2,036)	(2,036)	(2,036)	(2,036)	(2,036)	(2,036)	(2,636)	(2,036)	(8,144)	(8,744)		(4,558)
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders		8,861	(6,242)	(3,161)	(3,352)	7,614	(6,870)	(2,458)	(1,027)	(3,894)	(2,398)		(1,052)
Consoldiated Entity Ownership Percentage										100.00%	100.00%		100.00%
Parent [Member]
Revenue
Management and leasing fees
Management and leasing fees—related party
Commissions
Commissions—related party
Sale of real estate
Sale of real estate—related party
Rental and other income
Total revenue
Operating expenses
Commission and marketing expenses
Compensation and related expenses										8,147	5,055		8,094
Merger-related compensation and related expenses													2,225
Cost of real estate sold
General and administrative													227
Rental operating expense
Depreciation and amortization
Total operating expenses										8,147	5,055		10,546
Equity in joint venture income
Interest income from loan pool participations and notes receivable
Income (loss) from consolidated subsidiaries										14,986	12,533		17,031
Operating income										6,839	7,478		6,485
Non-operating income (expense)
Interest income
Interest income—related party
Acquisition related gains
Gain on sale of marketable securities
Acquisition-related expenses
Gain on early extinguishment of mortgage debt
Loss on early extinguishment of corporate debt
Interest expense
Income from continuing operations before benefit from (provision for) income taxes										6,839	7,478		6,485
Benefit from (provision for) income taxes
Income from continuing operations										6,839	7,478
Discontinued Operations
Income from discontinued operations, net of income taxes
(Loss) gain from sale of real estate, net of income taxes
Net income										6,839	7,478		6,485
Net income attributable to the noncontrolling interests
Net income attributable to Kennedy-Wilson Holdings, Inc.										6,839	7,478		6,485
Preferred stock dividends and accretion of issuance costs										(8,144)	(8,744)		(4,558)
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders										(1,305)	(1,266)		1,927
Kennedy-Wilson, Inc. [Member]
Revenue
Management and leasing fees										391	719		183
Management and leasing fees—related party
Commissions										523	3,279		684
Commissions—related party
Sale of real estate
Sale of real estate—related party
Rental and other income
Total revenue										914	3,998		867
Operating expenses
Commission and marketing expenses										347	887
Compensation and related expenses										25,675	18,127		14,063
Merger-related compensation and related expenses
Cost of real estate sold
Cost of real estate sold—related party
General and administrative										9,788	9,024		6,753
Rental operating expense										(42)
Depreciation and amortization										349	236		159
Total operating expenses										36,117	28,274		20,975
Equity in joint venture income										1,476	425
Interest income from loan pool participations and notes receivable											12		46
Income (loss) from consolidated subsidiaries										66,337	51,114		50,902
Operating income										32,610	27,275		30,840
Non-operating income (expense)
Interest income										107	186		153
Interest income—related party										2,805	2,021		662
Acquisition related gains
Gain on sale of marketable securities										4,353
Acquisition-related expenses
Gain on early extinguishment of mortgage debt
Loss on early extinguishment of corporate debt													(4,788)
Interest expense										(25,635)	(18,963)		(6,109)
Income from continuing operations before benefit from (provision for) income taxes										14,240	10,519		20,758
Benefit from (provision for) income taxes										746	2,014		(3,727)
Income from continuing operations										14,986	12,533
Discontinued Operations
Income from discontinued operations, net of income taxes
(Loss) gain from sale of real estate, net of income taxes
Net income										14,986	12,533		17,031
Net income attributable to the noncontrolling interests											(103)
Net income attributable to Kennedy-Wilson Holdings, Inc.										14,986	12,430		17,031
Preferred stock dividends and accretion of issuance costs
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders										14,986	12,430		17,031
Guarantor Subsidiaries [Member]
Revenue
Management and leasing fees										9,313	3,340	[1]	5,873	[2]
Management and leasing fees—related party										10,247	13,341	[1]	11,258	[2]
Commissions										1,974	850	[1]	5,338	[2]
Commissions—related party										2,962	5,316	[1]	5,355	[2]
Sale of real estate										2,271	417	[1]	3,937	[2]
Sale of real estate—related party													9,535	[2]
Rental and other income										1,289	1,086	[1]	1,903	[2]
Total revenue										28,056	24,350	[1]	43,199	[2]
Operating expenses
Commission and marketing expenses										3,562	2,693	[1]	2,841	[2]
Compensation and related expenses										11,618	11,806	[1]	13,121	[2]
Merger-related compensation and related expenses														[2]
Cost of real estate sold										2,230	397	[1]	2,714	[2]
Cost of real estate sold—related party													8,812	[2]
General and administrative										3,927	3,153	[1]	3,453	[2]
Rental operating expense										1,296	1,506	[1]	1,234	[2]
Depreciation and amortization										890	465	[1]	764	[2]
Total operating expenses										23,523	20,020	[1]	32,939	[2]
Equity in joint venture income										15,027	9,847	[1]	10,629	[2]
Interest income from loan pool participations and notes receivable										9,180	7,793	[1]	11,760	[2]
Income (loss) from consolidated subsidiaries										38,347	28,797	[1]	426	[2]
Operating income										67,087	50,767	[1]	33,075	[2]
Non-operating income (expense)
Interest income										23	99	[1]	39	[2]
Interest income—related party												[1]		[2]
Acquisition related gains												[1]	2,108	[2]
Gain on sale of marketable securities
Acquisition-related expenses										(80)
Gain on early extinguishment of mortgage debt													16,670	[2]
Loss on early extinguishment of corporate debt														[2]
Interest expense										(483)	(95)	[1]	(990)	[2]
Income from continuing operations before benefit from (provision for) income taxes										66,547	50,771	[1]	50,902	[2]
Benefit from (provision for) income taxes												[1]		[2]
Income from continuing operations										66,547	50,771	[1]
Discontinued Operations
Income from discontinued operations, net of income taxes										2	8	[1]
(Loss) gain from sale of real estate, net of income taxes										(212)	335	[1]
Net income										66,337	51,114	[1]	50,902	[2]
Net income attributable to the noncontrolling interests										(370)	(379)	[1]	(2,963)	[2]
Net income attributable to Kennedy-Wilson Holdings, Inc.										65,967	50,735	[1]	47,939	[2]
Preferred stock dividends and accretion of issuance costs												[1]		[2]
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders										65,967	50,735	[1]	47,939	[2]
Non-Guarantor Subsidiaries [Member]
Revenue
Management and leasing fees										6,091	8,511		2,857
Management and leasing fees—related party										14,262	1,205		1,159
Commissions										2,526	1,648		337
Commissions—related party										4,970	18,867		20
Sale of real estate
Sale of real estate—related party
Rental and other income										7,237	4,054		2,097
Total revenue										35,086	34,285		6,470
Operating expenses
Commission and marketing expenses										641	385		345
Compensation and related expenses										10,394	6,141		2,877
Merger-related compensation and related expenses
Cost of real estate sold
General and administrative										5,733	2,278		881
Rental operating expense										3,242	1,802		679
Depreciation and amortization										3,698	2,097		695
Total operating expenses										23,708	12,703		5,477
Equity in joint venture income										5,024	2,235		(81)
Interest income from loan pool participations and notes receivable										76	81		49
Income (loss) from consolidated subsidiaries
Operating income										16,478	23,898		961
Non-operating income (expense)
Interest income										3
Interest income—related party
Acquisition related gains										25,476	6,348
Gain on sale of marketable securities
Acquisition-related expenses										(595)
Gain on early extinguishment of mortgage debt
Loss on early extinguishment of corporate debt
Interest expense										(2,477)	(1,449)		(535)
Income from continuing operations before benefit from (provision for) income taxes										38,885	28,797		426
Benefit from (provision for) income taxes										(538)
Income from continuing operations										38,347	28,797
Discontinued Operations
Income from discontinued operations, net of income taxes
(Loss) gain from sale of real estate, net of income taxes
Net income										38,347	28,797		426
Net income attributable to the noncontrolling interests										(2,219)	(650)		(16)
Net income attributable to Kennedy-Wilson Holdings, Inc.										36,128	28,147		410
Preferred stock dividends and accretion of issuance costs
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders										36,128	28,147		410
Eliminations [Member]
Revenue
Management and leasing fees
Management and leasing fees—related party
Commissions
Commissions—related party
Sale of real estate
Sale of real estate—related party
Rental and other income
Total revenue
Operating expenses
Commission and marketing expenses
Compensation and related expenses
Merger-related compensation and related expenses
Cost of real estate sold
General and administrative
Rental operating expense
Depreciation and amortization
Total operating expenses
Equity in joint venture income
Interest income from loan pool participations and notes receivable
Income (loss) from consolidated subsidiaries										(119,670)	(92,444)		(68,359)
Operating income										(119,670)	(92,444)		(68,359)
Non-operating income (expense)
Interest income
Interest income—related party
Acquisition related gains
Gain on sale of marketable securities
Acquisition-related expenses
Gain on early extinguishment of mortgage debt
Loss on early extinguishment of corporate debt
Interest expense
Income from continuing operations before benefit from (provision for) income taxes										(119,670)	(92,444)		(68,359)
Benefit from (provision for) income taxes
Income from continuing operations										(119,670)	(92,444)
Discontinued Operations
Income from discontinued operations, net of income taxes
(Loss) gain from sale of real estate, net of income taxes
Net income										(119,670)	(92,444)		(68,359)
Net income attributable to the noncontrolling interests
Net income attributable to Kennedy-Wilson Holdings, Inc.										(119,670)	(92,444)		(68,359)
Preferred stock dividends and accretion of issuance costs
Net loss attributable to Kennedy-Wilson Holdings, Inc. common shareholders										$ (119,670)	$ (92,444)		$ (68,359)

[1]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned prior to December 31, 2011 by Kennedy-Wilson. Such guarantor subsidiaries were restructured prior to December 31, 2011 such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries.
[2]	Included in the guarantor subsidiaries column above are data for certain subsidiaries that were less than 100% owned for the year ended December 31, 2010 by Kennedy-Wilson at the time the notes were originally issued. Such guarantor subsidiaries were restructured prior to registering the notes such that Kennedy-Wilson now owns 100% of all the guarantor subsidiaries. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for such guarantor subsidiaries.